Report of Independent Registered Public Accounting
Firm
To the Shareholders and Board of Trustees
SEI Tax Exempt Trust:

In planning and performing our audit of the financial statements of the SEI Tax Exempt Trust
(the Trust), comprised of the New Jersey Municipal
Bond Fund, California Municipal Bond Fund,
Intermediate-Term Municipal Fund, Pennsylvania
Municipal Bond Fund, Short Duration Municipal Fund,
Tax-Advantaged Income Fund, New York Municipal Bond
Fund and the Massachusetts Municipal Bond Fund (the
Funds), as of and for the year ended August 31, 2020, in accordance with Public Company Accounting
Oversight Board (United States), we considered the
Funds internal control over financial reporting, including controls over safeguarding securities, as a basis of designing our auditing procedures for the purpose of expressing our opinion on the Funds financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we express no such opinion.
Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the companys assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds internal
control over financial reporting and its operation,
including controls over safeguarding securities that
we consider to be a material weakness as defined
above as of August 31, 2020.
This communication is intended solely for the
information and use of management and the Board of
Trustees of the Funds and the Securities and
Exchange Commission and is not intended to be and
should not be used by anyone other than these
specified parties.
Very truly yours,
/s/ KPMG LLP
Philadelphia, Pennsylvania
October 30, 2020